Note 31 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	2021	2020

Trade payables and accruals	2,503	1,897
Electricity accrual	888	735
Audit fee	260	273
Shareholders for dividend (Non-controlling interest)	–	208
Other payables	749	1,209
Connemara North - exploration option	–	300
Financial liabilities	4,400	4,622

Production and management bonus accrual - Blanket Mine	899	467
Other employee benefits	657	794
Leave pay	2,410	2,098
Bonus provision	645	–
Accruals	946	683
Non-financial liabilities	5,557	4,042
Total	9,957	8,664